UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA INSURED MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® California Insured Municipal Fund

8/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 170.6%
Airport & Port Revenue – 8.0%
Orange County, CA, Airport Rev., “A”, 5%, 2031	$190,000	$192,639
Port of Oakland, CA, “A”, NATL, 5%, 2026	500,000	441,387
Port of Oakland, CA, “K”, FGIC, 5.75%, 2010 (c)	5,000	5,156
Port of Oakland, CA, “K”, FGIC, 5.75%, 2029	995,000	971,717
San Diego County, CA, Regional Airport Authority, AMBAC, 5.25%, 2020	500,000	481,655
San Francisco, CA, City & County Airports Commission, International Airport Rev., FRN, 5.5%, 2019 (a)	270,000	274,107

		$2,366,661

General Obligations - General Purpose – 7.2%
State of California, AMBAC, 6%, 2017	$1,000,000	$1,152,760
State of California, AMBAC, 5%, 2034	1,000,000	960,430

		$2,113,190

General Obligations - Schools – 34.9%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$520,765
Allan Hancock, CA, Joint Community College (Election of 2006), “A”, FSA, 4.375%, 2031	100,000	92,738
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	665,000	223,580
Chabot Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 0%, 2026	970,000	339,481
Culver City, CA, School Facilities Financing Authority Rev. (Culver City Unified School District), FSA, 5.5%, 2025	1,000,000	1,127,330
Escondido, CA, Union High School District (Election of 2008), “A”, ASSD GTY, 0%, 2034	500,000	258,305
Pittsburg, CA, Unified School District, “B”, FSA, 5.5%, 2034	500,000	509,495
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,090,710
Rancho Santiago, CA, Community College District, FSA, 5.125%, 2029	175,000	186,928
Rescue, CA, Unified School District (Election of 1998), NATL, 0%, 2026	1,125,000	407,880
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	125,000	129,490
San Diego, CA, Community College (Election of 2002), FSA, 5%, 2020	500,000	533,690
San Diego, CA, Unified School District (Election of 1998), “E-2”, FSA, 5.5%, 2025	1,500,000	1,690,260
Union, CA, Elementary School District, “A”, FGIC, 0%, 2018	1,630,000	1,078,017
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	482,355
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	504,615
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	518,505
Yuba City, CA, Unified School District, FGIC, 0%, 2018	1,000,000	627,430

		$10,321,574

Healthcare Revenue - Hospitals – 15.1%
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	$250,000	$217,928
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	405,000	387,516
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,007,500
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2030	500,000	405,710
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “B”, BHAC, 5%, 2041	540,000	544,763
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	500,000	497,800
Oakland, CA, Rev. (Harrison Foundation), “A”, AMBAC, 6%, 2010 (c)	1,000,000	1,017,640
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	373,336

		$4,452,193

Healthcare Revenue - Long Term Care – 4.3%
ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home), NATL, 6%, 2024	$1,000,000	$1,001,060

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	$250,000	$273,505

		$1,274,565

Miscellaneous Revenue - Other – 5.1%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$385,000	$357,642
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	154,965
San Francisco, CA, City & County Redevelopment Agency, Hotel Tax Rev., FSA, 6.75%, 2025	1,000,000	1,000,110

		$1,512,717

Single Family Housing - Local – 0.1%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$15,000	$15,264
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,372

		$35,636

Single Family Housing - State – 3.0%
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	$995,000	$876,913

Solid Waste Revenue – 1.5%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$456,455

State & Local Agencies – 27.3%
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	$725,000	$620,230
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	976,080
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	876,600
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	866,060
Huntington Park, CA, Public Financing Authority Rev., “A”, FSA, 5.25%, 2019	1,000,000	1,042,140
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2018	2,020,000	1,227,352
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2023	2,220,000	914,263
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	406,793
Western Placer, CA, Unified School, “B”, ASSD GTY, 5.125%, 2047	1,200,000	1,134,036

		$8,063,554

Tax - Other – 2.0%
Southern California Logistics Airport Authority (Southern California Authority Project), SYNCORA, 5%, 2043	$820,000	$588,424

Tax Assessment – 15.3%
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	$500,000	$435,765
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	1,000,000	843,430
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	87,339
Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment Projects), NATL, 5.25%, 2020	1,075,000	1,069,840
Long Beach, CA, Bond Finance Authority, Tax Allocation Rev., “C”, AMBAC, 5.5%, 2031	750,000	614,550
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 2032	500,000	457,510
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	694,431

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	$330,000	$314,949

		$4,517,814

Tobacco – 6.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$701,630
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,500,000	1,162,110

		$1,863,740

Transportation - Special Tax – 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, FSA, 5.5%, 2016 (c)	$450,000	$541,125
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, NATL, 5%, 2030 (f)	685,000	696,022

		$1,237,147

Universities - Colleges – 8.1%
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	$45,000	$47,476
California University Rev., “C”, NATL, 5%, 2029	1,500,000	1,519,725
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	195,000	183,573
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	415,400
University of California Rev., “J”, FSA, 4.5%, 2035	250,000	235,110

		$2,401,284

Utilities - Investor Owned – 8.2%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	$1,000,000	$1,012,930
California Pollution Control Financing Authority, Pollution Control Rev. (Southern California Edison Co.), “B”, NATL, 5.45%, 2029	1,500,000	1,393,395

		$2,406,325

Utilities - Municipal Owned – 1.1%
Los Angeles, CA, Department of Water & Power Rev., “A-1”, FSA, 4.625%, 2037	$355,000	$337,648

Utilities - Other – 1.8%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$585,000	$526,085

Water & Sewer Utility Revenue – 17.1%
Azusa, CA, Public Financing Authority Rev. (Water Systems Project), FSA, 5%, 2021	$565,000	$585,645
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2032	770,000	718,964
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2029	500,000	509,625
Los Angeles, CA, Department of Water & Power, Waterworks Rev., “C”, NATL, 5%, 2022	1,000,000	1,046,140
Pico Rivera, CA, Water Authority Rev. (Water Systems Project), “A”, NATL, 5.5%, 2029	2,000,000	2,198,700

		$5,059,074

Total Municipal Bonds		$50,410,999

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	210,784	$210,784

Floating Rate Demand Notes – 4.5%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.09%, due 9/01/09	$300,000	$300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.12%, due 9/01/09	1,020,000	1,020,000

Total Floating Rate Demand Notes, at Value		$1,320,000

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Total Investments	$51,941,783

Other Assets, Less Liabilities – 6.9%	2,050,344

Preferred shares (Issued by the Fund) – (82.8)%	(24,450,000)

Net Assets applicable to common shares – 100.0%	$29,542,127

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$50,410,999	$—	$50,410,999
Short Term Securities	—	1,320,000	—	1,320,000
Mutual Funds	210,784	—	—	210,784

Total Investments	$210,784	$51,730,999	$—	$51,941,783

Other Financial Instruments
Futures	$(23,991)	$—	$—	$(23,991)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$53,413,718

Gross unrealized appreciation	$1,258,318
Gross unrealized depreciation	(2,730,253)

Net unrealized appreciation (depreciation)	$(1,471,935)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/09

Futures Contracts Outstanding at 8/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	34	3,985,438	Dec-09	$(20,041)
U.S. Treasury Bond 30 yr (Short)	USD	26	3,113,500	Dec-09	(3,950)

					$(23,991)

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	5,624,202	5,413,418	210,784

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,832	$210,784

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA INSURED MUNICIPAL FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.